AQR FUNDS

Supplement dated June 30, 2020 (“Supplement”)

to the Class I and N Prospectus dated May 1, 2020 (“Prospectus”),

of the AQR Global Macro Fund, AQR Multi-Asset Fund, AQR Risk Parity II MV Fund and AQR Risk

Parity II HV Fund (each a “Fund”, collectively, the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of a Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective July 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 24 of the Prospectus, with respect to the AQR Global Macro Fund, is hereby deleted in its entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class N
Management Fee[1,2]	1.00%	1.00%
Distribution (12b-1) Fee	None	0.25%
Other Expenses	0.90%	0.73%
Acquired Fund Fees and Expenses[3]	0.03%	0.03%

Total Annual Fund Operating Expenses[2]	1.93%	2.01%
Less: Fee Waivers and/or Expense Reimbursements[4]	0.70%	0.53%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.23%	1.48%
1	The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s Management Fee was reduced from 1.25% to 1.00%.
2

The Total Annual Fund Operating Expenses for Class I and Class N Shares do not correlate to the Class I and Class N Shares’ ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee.

3

Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

4

The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit Other Expenses in the table above at no more than 0.20% for Class I Shares and Class N Shares. “Other Expenses” include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2021. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any fees waived and/or expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser waived fees or reimbursed expenses, provided that the amount recaptured may not cause the total annual operating expenses or Other Expenses, as applicable, attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2021, as discussed in Footnote No. 4 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$125	$538	$977	$2,197
Class N Shares	$151	$579	$1,034	$2,295

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would have a high portfolio turnover rate (as discussed below under “Principal Investment Strategies of the Fund”).

Effective July 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 54 of the Prospectus, with respect to the AQR Multi-Asset Fund, is hereby deleted in its entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class N
Management Fee[1,2]	0.60%	0.60%
Distribution (12b-1) Fee	None	0.25%
Other Expenses
Dividends on short sales[3] and interest expense	0.41%	0.41%
All other expenses	0.31%	0.33%

Total Other Expenses	0.72%	0.74%
Acquired Fund Fees and Expenses[4]	0.02%	0.02%

Total Annual Fund Operating Expenses[2]	1.34%	1.61%
Less: Fee Waivers and/or Expense Reimbursements[5]	0.11%	0.13%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[6]	1.23%	1.48%
1	The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s maximum Management Fee was reduced from 0.75% to 0.60% and breakpoints were removed.
2

The Total Annual Fund Operating Expenses for Class I and Class N Shares do not correlate to the Class I and Class N Shares’ ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee.

3

When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

4

Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

5

The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit All Other Expenses in the table above at no more than 0.20% for Class I Shares and Class N Shares. “All Other Expenses” include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2021. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any fees waived and/or expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser waived fees or reimbursed expenses, provided that the amount recaptured may not cause the total annual operating expenses or All Other Expenses, as applicable, attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

6

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements are 0.82% for Class I Shares and 1.07% for Class N Shares if dividends on short sales and interest expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2021, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$125	$414	$724	$1,603
Class N Shares	$151	$495	$864	$1,900

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 233% of the average value of its portfolio.

Effective July 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 81 of the Prospectus, with respect to the AQR Risk Parity II MV Fund, is hereby deleted in its entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class N
Management Fee[1,2]	0.60%	0.60%
Distribution (12b-1) Fee	None	0.25%
Other Expenses	0.39%	0.39%
Acquired Fund Fees and Expenses[3]	0.03%	0.03%

Total Annual Fund Operating Expenses[2]	1.02%	1.27%
Less: Fee Waivers and/or Expense Reimbursements[4]	0.19%	0.19%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.83%	1.08%
1	The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s maximum Management Fee was reduced from 0.75% to 0.60% and breakpoints were removed.
2

The Total Annual Fund Operating Expenses for Class I and Class N Shares do not correlate to the Class I and Class N Shares’ ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee.

3

Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

4

The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit Other Expenses in the table above at no more than 0.20% for Class I Shares and Class N Shares. “Other Expenses” include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2021. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any fees waived and/or expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser waived fees or reimbursed expenses, provided that the amount recaptured may not cause the total annual operating expenses or Other Expenses, as applicable, attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2021, as discussed in Footnote No. 4 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$85	$306	$545	$1,231
Class N Shares	$110	$384	$679	$1,517

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 152% of the average value of its portfolio.

Effective July 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 89 of the Prospectus, with respect to the AQR Risk Parity II HV Fund, is hereby deleted in its entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class N
Management Fee[1,2]	0.80%	0.80%
Distribution (12b-1) Fee	None	0.25%
Other Expenses
Interest expense	0.46%	0.46%
All other expenses	0.89%	0.92%

Total Other Expenses	1.35%	1.38%
Acquired Fund Fees and Expenses[3]	0.03%	0.03%

Total Annual Fund Operating Expenses[2]	2.18%	2.46%
Less: Fee Waivers and/or Expense Reimbursements[4]	0.69%	0.72%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	1.49%	1.74%
1	The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s maximum Management Fee was reduced from 0.95% to 0.80% and breakpoints were removed.
2

The Total Annual Fund Operating Expenses for Class I and Class N Shares do not correlate to the Class I and Class N Shares’ ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee.

3

Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

4

The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit All Other Expenses in the table above at no more than 0.20% for Class I Shares and Class N Shares. “All Other Expenses” include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2021. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any fees waived and/or expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser waived fees or reimbursed expenses, provided that the amount recaptured may not cause the total annual operating expenses or All Other Expenses, as applicable, attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

5	Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements are 1.03% for Class I Shares and 1.28% for Class N Shares if interest expense is not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2021, as discussed in Footnote No. 4 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$152	$616	$1,106	$2,459
Class N Shares	$177	$698	$1,246	$2,742

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.

Effective July 1, 2020, the first paragraph in the section entitled “Advisory Agreement” beginning on page 176 of the Prospectus, and the table immediately following it, are hereby deleted in their entirety and replaced with the following:

For serving as investment adviser, the Adviser is entitled to receive an advisory fee from each Fund, as reflected below and expressed as a percentage of average daily net assets.

Fund

AQR Alternative Risk Premia Fund	1.20%

AQR Diversified Arbitrage Fund	1.00%

AQR Equity Market Neutral Fund	1.10%

AQR Global Macro Fund	1.00%

AQR Long-Short Equity Fund	1.10%

AQR Managed Futures Strategy Fund	1.05%

AQR Managed Futures Strategy HV Fund	1.45%

AQR Multi-Asset Fund	0.60%

AQR Multi-Strategy Alternative Fund	1.75%

AQR Risk-Balanced Commodities Strategy Fund	0.80%

AQR Risk Parity II MV Fund	0.60%

AQR Risk Parity II HV Fund	0.80%

AQR Style Premia Alternative Fund	1.35%

AQR Style Premia Alternative LV Fund	0.65%

AQR Volatility Risk Premium Fund	0.55%

Effective July 1, 2020, in the section entitled “Expense Limitation Agreement” beginning on page 177 of the Prospectus, the last table on page 178 of the Prospectus, and the paragraph immediately preceding it, are hereby deleted in their entirety and replaced with the following:

As a result of the Expense Limitation Agreement and its limitation on the operating expenses of each class as discussed above, and assuming that the applicable management fee and 12b-1 fee remain the same, the total annual operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses) for the Funds’ Class I Shares and Class N Shares would not exceed the following percentages:

Fund	Class I Shares	Class N Shares

AQR Alternative Risk Premia Fund	1.40%	1.65%

AQR Diversified Arbitrage Fund	1.20%	1.45%

AQR Equity Market Neutral Fund	1.30%	1.55%

AQR Global Macro Fund	1.20%	1.45%

AQR Long-Short Equity Fund	1.30%	1.55%

AQR Managed Futures Strategy Fund	1.25%	1.50%

AQR Managed Futures Strategy HV Fund	1.65%	1.90%

AQR Multi-Asset Fund	0.80%	1.05%

AQR Multi-Strategy Alternative Fund	1.95%	2.20%

AQR Risk-Balanced Commodities Strategy Fund	1.00%	1.25%

AQR Risk Parity II MV Fund	0.80%	1.05%

AQR Risk Parity II HV Fund	1.00%	1.25%

AQR Style Premia Alternative Fund	1.50%	1.75%

AQR Style Premia Alternative LV Fund	0.85%	1.10%

AQR Volatility Risk Premium Fund	0.75%	1.00%

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated June 30, 2020 (“Supplement”)

to the Class R6 Prospectus dated May 1, 2020 (“Prospectus”),

of the AQR Global Macro Fund, AQR Multi-Asset Fund, AQR Risk Parity II MV Fund

and AQR Risk Parity II HV Fund (each a “Fund”, collectively, the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of a Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective July 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 24 of the Prospectus, with respect to the AQR Global Macro Fund, is hereby deleted in its entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management Fee[1,2]	1.00%
Distribution (12b-1) Fee	None
Other Expenses	0.83%
Acquired Fund Fees and Expenses[3]	0.03%

Total Annual Fund Operating Expenses[2]	1.86%
Less: Fee Waivers and/or Expense Reimbursements[4]	0.73%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.13%
1	The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s Management Fee was reduced from 1.25% to 1.00%.
2

The Total Annual Fund Operating Expenses for Class R6 Shares do not correlate to the Class R6 Shares’ ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee.

3

Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

4

The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit Other Expenses in the table above at no more than 0.10% for Class R6 Shares. “Other Expenses” include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2021. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any fees waived and/or expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser waived fees or reimbursed expenses, provided that the amount recaptured may not cause the total annual operating expenses or Other Expenses, as applicable, attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2021, as discussed in Footnote No. 4 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$115	$514	$938	$2,120

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would have a high portfolio turnover rate (as discussed below under “Principal Investment Strategies of the Fund”).

Effective July 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 54 of the Prospectus, with respect to the AQR Multi-Asset Fund, is hereby deleted in its entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management Fee[1,2]	0.60%
Distribution (12b-1) Fee	None
Other Expenses
Dividends on short sales[3] and interest expense	0.41%
All other expenses	0.22%

Total Other Expenses	0.63%
Acquired Fund Fees and Expenses[4]	0.02%

Total Annual Fund Operating Expenses[2]	1.25%
Less: Fee Waivers and/or Expense Reimbursements[5]	0.12%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[6]	1.13%
1	The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s maximum Management Fee was reduced from 0.75% to 0.60% and breakpoints were removed.
2

The Total Annual Fund Operating Expenses for Class R6 Shares do not correlate to the Class R6 Shares’ ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee.

3

When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.

4

Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

5

The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit All Other Expenses in the table above at no more than 0.10% for Class R6 Shares. “All Other Expenses” include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2021. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any fees waived and/or expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser waived fees or reimbursed expenses, provided that the amount recaptured may not cause the total annual operating expenses or All Other Expenses, as applicable, attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

6	Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements are 0.72% for Class R6 Shares if dividends on short sales and interest expense are not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2021, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$115	$385	$675	$1,501

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 233% of the average value of its portfolio.

Effective July 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 81 of the Prospectus, with respect to the AQR Risk Parity II MV Fund, is hereby deleted in its entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management Fee[1,2]	0.60%
Distribution (12b-1) Fee	None
Other Expenses	0.29%
Acquired Fund Fees and Expenses[3]	0.03%

Total Annual Fund Operating Expenses[2]	0.92%
Less: Fee Waivers and/or Expense Reimbursements[4]	0.19%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.73%
1	The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s maximum Management Fee was reduced from 0.75% to 0.60% and breakpoints were removed.
2

The Total Annual Fund Operating Expenses for Class R6 Shares do not correlate to the Class R6 Shares’ ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee.

3

Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

4

The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit Other Expenses in the table above at no more than 0.10% for Class R6 Shares. “Other Expenses” include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2021. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any fees waived and/or expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser waived fees or reimbursed expenses, provided that the amount recaptured may not cause the total annual operating expenses or Other Expenses, as applicable, attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2021, as discussed in Footnote No. 4 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$75	$274	$491	$1,114

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 152% of the average value of its portfolio.

Effective July 1, 2020, the section entitled “Fees and Expenses of the Fund” on page 89 of the Prospectus, with respect to the AQR Risk Parity II HV Fund, is hereby deleted in its entirety and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R6
Management Fee[1,2]	0.80%
Distribution (12b-1) Fee	None
Other Expenses
Interest expense	0.46%
All other expenses	0.83%

Total Other Expenses	1.29%
Acquired Fund Fees and Expenses[3]	0.03%

Total Annual Fund Operating Expenses[2]	2.12%
Less: Fee Waivers and/or Expense Reimbursements[4]	0.73%

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[5]	1.39%
1	The Management Fee has been restated to reflect current fees. Effective July 1, 2020, the Fund’s maximum Management Fee was reduced from 0.95% to 0.80% and breakpoints were removed.
2

The Total Annual Fund Operating Expenses for Class R6 Shares do not correlate to the Class R6 Shares’ ratio to average net assets of expenses, before reimbursements and/or waivers given in the Fund’s most recent annual report which does not include the restatement of the Management Fee.

3

Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

4

The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit All Other Expenses in the table above at no more than 0.10% for Class R6 Shares. “All Other Expenses” include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2021. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any fees waived and/or expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser waived fees or reimbursed expenses, provided that the amount recaptured may not cause the total annual operating expenses or All Other Expenses, as applicable, attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

5	Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements are 0.93% for Class R6 Shares if interest expense is not included.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2021, as discussed in Footnote No. 4 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R6 Shares	$142	$594	$1,072	$2,394

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.

Effective July 1, 2020, the first paragraph in the section entitled “Advisory Agreement” beginning on page 176 of the Prospectus, and the table immediately following it, are hereby deleted in their entirety and replaced with the following:

For serving as investment adviser, the Adviser is entitled to receive an advisory fee from each Fund, as reflected below and expressed as a percentage of average daily net assets.

Fund

AQR Alternative Risk Premia Fund	1.20%

AQR Diversified Arbitrage Fund	1.00%

AQR Equity Market Neutral Fund	1.10%

AQR Global Macro Fund	1.00%

AQR Long-Short Equity Fund	1.10%

AQR Managed Futures Strategy Fund	1.05%

AQR Managed Futures Strategy HV Fund	1.45%

AQR Multi-Asset Fund	0.60%

AQR Multi-Strategy Alternative Fund	1.75%

AQR Risk-Balanced Commodities Strategy Fund	0.80%

AQR Risk Parity II MV Fund	0.60%

AQR Risk Parity II HV Fund	0.80%

AQR Style Premia Alternative Fund	1.35%

AQR Style Premia Alternative LV Fund	0.65%

AQR Volatility Risk Premium Fund	0.55%

Effective July 1, 2020, in the section entitled “Expense Limitation Agreement” beginning on page 177 of the Prospectus, the last table on page 178 of the Prospectus, and the paragraph immediately preceding it, are hereby deleted in their entirety and replaced with the following:

As a result of the Expense Limitation Agreement and its limitation on the operating expenses of each class as discussed above, and assuming that the applicable management fee and 12b-1 fee remain the same, the total annual operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses) for the Funds’ Class R6 Shares would not exceed the following percentages:

Fund	Class R6 Shares
AQR Alternative Risk Premia Fund	1.30%

AQR Diversified Arbitrage Fund	1.10%

AQR Equity Market Neutral Fund	1.20%

AQR Global Macro Fund	1.10%

AQR Long-Short Equity Fund	1.20%

AQR Managed Futures Strategy Fund	1.15%

AQR Managed Futures Strategy HV Fund	1.55%

AQR Multi-Asset Fund	0.70%

AQR Multi-Strategy Alternative Fund	1.85%

AQR Risk-Balanced Commodities Strategy Fund	0.90%

AQR Risk Parity II MV Fund	0.70%

AQR Risk Parity II HV Fund	0.90%

AQR Style Premia Alternative Fund	1.40%

AQR Style Premia Alternative LV Fund	0.75%

AQR Volatility Risk Premium Fund	0.65%

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

AQR FUNDS

Supplement dated June 30, 2020 (“Supplement”)

to the Statement of Additional Information,

dated May 1, 2020 (“SAI”), of the AQR Global Macro Fund,

AQR Multi-Asset Fund, AQR Risk Parity II MV Fund and

AQR Risk Parity II HV Fund (each a “Fund”, collectively, the “Funds”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of a Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective July 1, 2020, the first table in the section entitled “Investment Adviser” on page 50 of the SAI, and the paragraph immediately preceding it, are hereby deleted in their entirety and replaced with the following:

Under the Advisory Agreements, the Funds pay the Adviser a management fee on a monthly basis in an amount equal to the following amounts annually of the average daily net assets of each of the Funds:

Fund	Management Fee

AQR Alternative Risk Premia Fund	1.20%

AQR Diversified Arbitrage Fund	1.00%

AQR Equity Market Neutral Fund	1.10%

AQR Global Macro Fund[1]	1.00%

AQR Long-Short Equity Fund	1.10%

AQR Managed Futures Strategy Fund	1.05%

AQR Managed Futures Strategy HV Fund	1.45%

AQR Multi-Asset Fund[2]	0.60%

AQR Multi-Strategy Alternative Fund	1.75%

AQR Risk-Balanced Commodities Strategy Fund	0.80%

AQR Risk Parity II MV Fund[2]	0.60%

AQR Risk Parity II HV Fund[3]	0.80%

AQR Style Premia Alternative Fund	1.35%

AQR Style Premia Alternative LV Fund	0.65%

AQR Volatility Risk Premium Fund	0.55%

1	Effective July 1, 2020, the Fund’s Management Fee was reduced from 1.25% to 1.00%.
2	Effective July 1, 2020, the Fund’s maximum Management Fee was reduced from 0.75% to 0.60% and breakpoints were removed.
3	Effective July 1, 2020, the Fund’s maximum Management Fee was reduced from 0.95% to 0.80% and breakpoints were removed.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

1